Investment funds	12 Months Ended
Dec. 31, 2014
Investment Income, Net [Abstract]
Investment [Text Block]
6.    Investment funds

Until March 31, 2014, the Bank applied ASC Topic 810-10-25-15 – Consolidation, to consolidate its investment in Alpha4X Feeder Fund (the “Feeder”), and retained the specialized accounting for investment companies described in Note 2 (d). Until March 31, 2014, the Bank reported the net assets value of the Feeder within the “Investment funds” line item in the consolidated balance sheet, presenting the third party investments in the Feeder in the “Redeemable noncontrolling interest” line item between liabilities and stockholder’s equity. Up to the first quarter of 2014, the Bank reported the Feeder’s proportionate participation in the interest income and expense from the Master in the “Investment funds” line item within interest income and expense, realized and unrealized gains and losses in the “Net gain (loss) from investment funds” line item, and expenses from the Feeder and its proportionate share of expenses from the Master were reported in the “Expenses from investment funds” line item in the consolidated statement of income.

On April 2014, the Bank redeemed $13.9 million of its investment in the “Feeder”, VIE that was consolidated until March 31, 2014, following the requirements of ASC 810-10- Consolidation, prior to the implementation of FAS 167 (FIN 46 (R) (ASU 2009-17 – Consolidation of Variable Interest Entities). After this redemption, the Bank ceased to be the primary beneficiary of that VIE; and therefore deconsolidated its investment in Alpha4X Feeder Fund. The deconsolidation of this fund affected the balance of redeemable noncontrolling interest by $49.4 million.

Since April 2014, the Bank’s investment in Alpha4X Feeder Fund is adjusted to record the Bank’s participation in the profits and losses of that fund in the “Net gain (loss) from investment funds” line item. At December 31, 2014, the Bank has a participation of 49.61% in that fund (55.87% at December 31, 2013).

With the sale of the Management Unit described in Note 3, in 2013 the Bank deconsolidated its investment in Alpha4X Latam Fundo de Investimento Multimercado (previously Bladex Latam Fundo de Investimento Multimercado), because it ceased to be the primary beneficiary of that VIE. The deconsolidation of this fund affected the balance of the redeemable noncontrolling interest by $565 thousand. The Bank's investment in Alpha4X Latam Fundo de Investimento Multimercado is analyzed following the consolidation accounting policy of VIEs described in Note 2 (c). As of December 31, 2014 and December 31, 2013, the Bank is not the primary beneficiary of that VIE. This investment is adjusted to record the Bank's participation in the profits and losses of that fund in the “Net gain (loss) from investment funds” line item in the consolidated statement of income.

The following table summarizes the balances of investments in investment funds:

	December 31,
	2014	2013
Alpha4X Feeder Fund	52,472	113,069
Alpha4X Latam Fundo de Investimento Multimercado	5,102	5,592
	57,574	118,661

The Bank has a commitment to remain an investor in these funds, net of annual contractual redemptions, up to March 31, 2016.